 As filed with the U.S. Securities and Exchange Commission on May 19, 2011
Securities Act File No. 333-80205
Investment Company Act File No. 811-09381

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 29	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 30	☒
(Check appropriate box or boxes)

PayPal Funds
(Exact Name of Registrant as Specified in Charter)
2211 North First Street
San Jose, CA 95131
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code (408) 967-2000

Dana E. Schmidt
PayPal Funds
2211 North First Street
San Jose, CA 95131
(Name and address of agent for service)

Please send copy of all communications to:
David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(415) 856-7000

It is proposed that this filing will become effective:
☒	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES FOR THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Jose and the State of California on the 16th day of May, 2011.

PAYPAL FUNDS

By:           /s/ Dana E. Schmidt
Name:      Dana E. Schmidt
Title:        President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Dana E. Schmidt	President and Principal Executive Officer	May 16, 2011
Dana E. Schmidt

/s/ Omar J. Paz	Treasurer and	May 16, 2011
Omar J. Paz	Chief Financial Officer

*	Trustee	May 16, 2011
Richard Kernan

**	Trustee	May 16, 2011
John P. McGonigle

*	Trustee and Chairman	May 16, 2011
Kevin T. Hamilton

*,** By: /s/ David A. Hearth
David A. Hearth,
As Attorney-in-Fact
________________________
* Pursuant to Powers of Attorney, each dated February 25, 2003, for Richard Kernan and Kevin T. Hamilton are incorporated herein by reference to PEA No. 7.
** Pursuant to Power of Attorney, dated September 18, 2008, for John P. McGonigle is incorporated herein by reference to PEA No. 15.

MIP/MIP TRUSTEE SIGNATURE PAGE
THIRD-PARTY FEEDER REGISTRATION STATEMENTS

SIGNATURES

This Registration Statement contains certain disclosures regarding the Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of PayPal Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on 16th day of May 2011.  The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO
By:

 /s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer
(Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on 16th day of May 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer	May 16, 2011
John M. Perlowski	(Chief Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	May 16, 2011
Neal J. Andrews	(Principal Financial and Accounting Officer)

Richard S. Davis *		May 16, 2011
Richard S. Davis	Trustee

Henry Gabbay *		May 16, 2011
Henry Gabbay	Trustee

David O. Beim *		May 16, 2011
David O. Beim	Trustee

Ronald W. Forbes *		May 16, 2011
Ronald W. Forbes	Trustee

Dr. Matina S. Horner *		May 16, 2011
Dr. Matina S. Horner	Trustee

Rodney D. Johnson *		May 16, 2011
Rodney D. Johnson	Trustee

Herbert I. London *		May 16, 2011
Herbert I. London	Trustee

Cynthia A. Montgomery *		May 16, 2011
Cynthia A. Montgomery	Trustee

Joseph P. Platt, Jr.*		May 16, 2011
Joseph P. Platt, Jr.	Trustee

Robert C. Robb, Jr.*		May 16, 2011
Robert C. Robb, Jr.	Trustee

Toby Rosenblatt *		May 16, 2011
Toby Rosenblatt	Trustee

Kenneth L. Urish *		May 16, 2011
Kenneth L. Urish	Trustee

Frederick W. Winter *		May 16, 2011
Frederick W. Winter	Trustee

*By:    /s/ Edward B. Baer
Edward B. Baer (Attorney-in-Fact)
* As Attorney-in-Fact pursuant to the powers of attorney, dated February 14, 2011, incorporated herein by Post-Effective Amendement No. 28, filed April 27, 2011.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase